REVENUE AND OTHER OPERATING INCOME - Schedule of Lease and Non-Lease Components of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	$ 616,077	$ 189,787
Non-lease	394,018	328,094
Total	1,010,095	517,881
Time charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	24,374	28,489
Non-lease	6,534	19,962
Total	30,908	48,451
Voyage charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	591,703	161,298
Non-lease	379,346	301,897
Total	971,049	463,195
Administrative income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	0	0
Non-lease	8,138	6,235
Total	$ 8,138	$ 6,235